Accounts Receivable (Detail Textuals)	Jun. 30, 2012	Dec. 31, 2011
Casino 1 [Member]
Accounts Receivable Percentage Of Total Receivables	57.00%	76.00%
Casino 2 [Member]
Accounts Receivable Percentage Of Total Receivables	24.00%	20.00%
Casino 3 [Member]
Accounts Receivable Percentage Of Total Receivables	19.00%	3.00%